Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) - Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Participant Loans	$ 2,123,752	[1]
TOTAL	$ 142,502,698
Investment, Identifier [Axis]: Diamond Hill Small-Mid Cap Fund; Y [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Diamond Hill Small-Mid Cap Fund; Y [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 1,767,242
Investment, Identifier [Axis]: Fidelity 500 Index Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity 500 Index Fund [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]	[1]
Current Value	$ 26,088,555	[1]
Investment, Identifier [Axis]: Fidelity Government Money Market Fund Premium Class [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity Government Money Market Fund Premium Class [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Money Market Funds [Member]	[1]
Current Value	$ 6,432,376	[1]
Investment, Identifier [Axis]: Fidelity Intermediate Bond Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity Intermediate Bond Fund [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]	[1]
Current Value	$ 2,988,865	[1]
Investment, Identifier [Axis]: Fidelity Large Cap Growth Index Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity Large Cap Growth Index Fund [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]	[1]
Current Value	$ 24,614,456	[1]
Investment, Identifier [Axis]: Fidelity Puritan Fund; K [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity Puritan Fund; K [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]	[1]
Current Value	$ 3,478,003	[1]
Investment, Identifier [Axis]: Fidelity US Bond Index Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Fidelity US Bond Index Fund [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]	[1]
Current Value	$ 2,313,980	[1]
Investment, Identifier [Axis]: Goldman Sachs Small/Mid Cap Growth Fund; R6 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Goldman Sachs Small/Mid Cap Growth Fund; R6 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 1,120,687
Investment, Identifier [Axis]: Magnera Corporation [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Identity of Issuer, Borrower, Lessor, or Similar Party	Magnera Corporation [Member]	[1]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Stock [Member]	[1]
Current Value	$ 124,570	[1]
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2020 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2020 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 3,071,586
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2025 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2025 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 6,277,472
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2030 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2030 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 10,983,027
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2035 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2035 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 12,843,027
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2040 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2040 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 7,280,769
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2045 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2045 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 5,481,352
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2050 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2050 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 3,226,094
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2055 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2055 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 2,526,706
Investment, Identifier [Axis]: Schwab Indexed Retirement Trust Fund 2060 [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Schwab Indexed Retirement Trust Fund 2060 [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Common Collective Trusts [Member]
Current Value	$ 3,387,086
Investment, Identifier [Axis]: Vanguard Equity Income Admiral Shares [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard Equity Income Admiral Shares [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 3,676,216
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund; Institutional Shares [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard Extended Market Index Fund; Institutional Shares [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 8,646,262
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund Admiral [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard FTSE Social Index Fund Admiral [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 675,738
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard Federal Money Market Fund [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Money Market Funds [Member]
Current Value	$ 68
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Identity of Issuer, Borrower, Lessor, or Similar Party	Vanguard Total International Stock Index Fund [Member]
Description of Investment including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Mutual Funds [Member]
Current Value	$ 3,374,809
Participant Loans [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	true	[1]
Minimum [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Participant Loans, interest rate	4.25%	[1]
Participant Loans, maturity date	Jan. 01, 2026	[1]
Maximum [Member]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) [Abstract]
Participant Loans, interest rate	9.50%	[1]
Participant Loans, maturity date	Dec. 31, 2037	[1]

[1]	denotes party-in-interest